Employee Stock and Incentive Plan	12 Months Ended
Dec. 31, 2014
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 14 – Employee Stock and Incentive Plan

Under the Company’s 2009 Omnibus Equity Compensation Plan, as amended as of February 27, 2014, (the “2009 Plan”), as approved by the Company’s shareholders to replace the 2004 Equity Compensation Plan (the “2004 Plan”), stock options, stock units, stock awards, stock appreciation rights, dividend equivalents, and other stock-based awards may be granted to employees, non-employee directors, and consultants and advisors.   The 2009 Plan authorizes 6,250,000 shares for issuance under the plan. A maximum of 3,125,000 shares under the 2009 Plan may be issued pursuant to stock award, stock units and other stock-based awards, subject to adjustment as provided in the 2009 Plan.  During any calendar year, no individual may be granted (i) stock options and stock appreciation rights under the 2009 Plan for more than 500,000 shares of common stock in the aggregate or (ii) stock awards, stock units or other stock-based awards under the 2009 Plan for more than 500,000 shares of Company stock in the aggregate, subject to adjustment as provided in the 2009 Plan.  Awards under the 2009 Plan are made by a committee of the Board of Directors, or in the case of awards to non-employee directors, by the Board of Directors of the Company.  At December 31, 2014,  4,415,658 shares underlying stock-based compensation awards were still available for grant under the 2009 Plan.  No further grants may be made under the 2004 plan.

The recording of compensation expense for share-based compensation has no impact on net cash flows and results in the reclassification on the consolidated cash flow statements of related tax benefits from cash flows from operating activities to cash flows from financing activities to the extent these tax benefits exceed the associated compensation cost.

Performance Share Units – During 2014, 2013, and 2012, the Company granted performance share units.  A performance share unit (“PSU”) represents the right to receive a share of the Company’s common stock if specified performance goals are met over the three year performance period specified in the grant, subject to exceptions through the respective vesting periods, generally three years.  Each grantee is granted a target award of PSUs, and may earn between 0% and 200% of the target amount depending on the Company’s performance against the performance goals, which consist of the following metrics for the 2012 grant:  25% of the PSUs will be earned based on the Company’s total shareholder return (“TSR”) compared to the TSR for the companies listed in the Standard and Poor’s Midcap Utilities Index (a market-based condition), 25% of the PSUs will be earned based on the Company’s TSR compared to the TSR for a specific peer group of six other investor-owned water companies (a market-based condition), and 50% of the PSUs will be earned based on the Company’s three-year compound annual growth rate (“CAGR”) in earnings per share (“EPS”) compared to a target EPS CAGR of 5% (a performance-based condition), and for the 2014 and 2013 grants:  30% of the PSUs will be earned based on the Company’s TSR compared to the TSR for a specific peer group of six other investor-owned water companies (a market-based condition), 30% of the PSUs will be earned based on the Company’s TSR compared to the TSR for the companies listed in the Standard and Poor’s Midcap Utilities Index (a market-based condition), 20% of the PSUs will be earned based on maintaining an average ratio of operations and maintenance expenses as a percentage of revenues at Aqua Pennsylvania compared to a target average ratio for the three year performance period (a performance-based condition), and 20% of the PSUs will be earned based on earning a cumulative total earnings before taxes for the Company operations other than Aqua Pennsylvania for the three year performance period compared to a target (a performance-based condition).

The following table provides compensation costs for PSUs:

	Years ended December 31,
	2014	2013	2012
Stock-based compensation within operations and maintenance expense	$4,996	$3,437	$2,536
Income tax benefit	2,044	1,400	1,033

The following table summarizes nonvested PSU transactions for the year ended December  31,  2014:

	Number of Share Units	Weighted Average Fair Value
Nonvested share units at beginning of period	528,092	$21.25
Granted	143,630	25.31
Performance criteria adjustment	81,148	22.26
Forfeited	(14,078)	23.53
Share units vested in prior period and issued in current period	18,000	19.51
Share units issued	(174,148)	18.93
Nonvested share units at end of period	582,644	$22.98

A portion of the fair value of PSUs was estimated at the grant date based on the probability of satisfying the market-based conditions associated with the PSUs using the Monte Carlo valuation method, which assess probabilities of various outcomes of market conditions.  The other portion of the fair value of the PSUs associated with performance-based conditions was based on the fair market value of the Company’s stock at the grant date, regardless of whether the market-based condition is satisfied.  The fair value of each PSU grant is amortized into compensation expense on a straight-line basis over their respective vesting periods, generally 36 months.  The accrual of compensation costs is based on an estimate of the final expected value of the award, and is adjusted as required for the portion based on the performance-based condition.  The Company assumes that forfeitures will be minimal, and recognizes forfeitures as they occur, which results in a reduction in compensation expense.  As the payout of the PSUs includes dividend equivalents, no separate dividend yield assumption is required in calculating the fair value of the PSUs.  The recording of compensation expense for PSUs has no impact on net cash flows.  The following table provides the assumptions used in the pricing model for the grant and the resulting grant date fair value of PSUs:

	Years ended December 31,
	2014	2013	2012
Expected term (years)	3.0	3.0	3.0
Risk-free interest rate	0.68%	0.36%	0.43%
Expected volatility	19.8%	20.0%	22.1%
Weighted average fair value of PSUs granted	$25.31	$26.88	$19.11

As of December 31, 2014, $4,758 of unrecognized compensation costs related to PSUs is expected to be recognized over a weighted average period of approximately 1.6 years. The intrinsic value of vested PSUs for the years ended December 31, 2014 and 2013 was $4,327 and $415.  The fair value of vested PSUs for the years ended December 31, 2014 and 2013 was $3,297 and $351.  The aggregate intrinsic value of PSUs as of December 31, 2014 was $15,557.   The aggregate intrinsic value of PSUs is  based on the number of nonvested share units and the market value of the Company’s common stock as of the period end date.

Restricted Stock Units – A restricted stock unit (“RSU”) represents the right to receive a share of the Company’s common stock and is valued based on the fair market value of the Company’s stock on the date of grant.  RSUs are eligible to be earned at the end of a specified restricted period, generally three years, beginning on the date of grant.  In some cases, the right to receive the shares is subject to specific performance goals established at the time the grant is made.  The Company assumes that forfeitures will be minimal, and recognizes forfeitures as they occur, which results in a reduction in compensation expense.  As the payout of the RSUs includes dividend equivalent, no separate dividend yield assumption is required in calculating the fair value of the RSUs.  The following table provides compensation costs for RSUs:

	Years ended December 31,
	2014	2013	2012
Stock-based compensation within operations and maintenance expense	$1,122	$813	$634
Income tax benefit	464	336	262

The following table summarizes nonvested RSU transactions for the year ended December  31,  2014:

	Number of Stock Units	Weighted Average Fair Value
Nonvested stock units at beginning of period	112,666	$20.16
Granted	41,150	24.80
Stock units vested but not paid	(5,750)	17.99
Stock units vested and paid	(24,772)	17.77
Forfeited	(729)	21.77
Nonvested stock units at end of period	122,565	$22.29

The following table summarizes the value of RSUs:

	Years ended December 31,
	2014	2013	2012
Weighted average fair value of RSUs granted	$24.80	$23.28	$17.99

As of December 31, 2014, $953 of unrecognized compensation costs related to RSUs is expected to be recognized over a weighted average period of approximately 1.5 years. The intrinsic value of vested RSUs for the years ended December 31, 2014 and 2013 was $759 and $449.  The fair value of vested RSUs for the years ended December 31, 2014 and 2013 was $544 and $348.  The aggregate intrinsic value of RSUs as of December 31, 2014 was $3,272.   The aggregate intrinsic value of RSUs is based on the number of nonvested stock units and the market value of the Company’s common stock as of the period end date.

Stock Options – The following table provides compensation costs for stock options:

	Years ended December 31,
	2014	2013	2012
Stock-based compensation within operations and maintenance expense	$-	$30	$612
Income tax benefit	189	461	580

There were no stock options granted during the years ended December  31,  2014, 2013, and 2012.

Options under the plans were issued at the closing market price of the stock on the day of the grant.  Options are exercisable in installments of 33% annually, starting one year from the date of the grant and expire 10 years from the date of the grant.  The fair value of options was estimated at the grant date using the Black-Scholes option-pricing model, which relies on assumptions that require management’s judgment.

The following table summarizes stock option transactions for the year ended December 31, 2014:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value
Outstanding, beginning of year	1,538,110	$16.82
Granted	-	-
Forfeited	-	-
Expired	(3,706)	17.87
Exercised	(449,412)	16.23
Outstanding and exercisable at end of year	1,084,992	$17.06	3.0	$10,457

The intrinsic value of stock options is the amount by which the market price of the stock on a given date, such as at the end of the period or on the day of exercise, exceeded the closing market price of stock on the date of grant.  The following table summarizes the aggregate intrinsic value of stock options exercised and the fair value of stock options which became vested:

	Years ended December 31,
	2014	2013	2012
Intrinsic value of options exercised	$4,054	$12,658	$5,547
Fair value of options vested	-	500	1,318

The following table summarizes information about the options outstanding and options exercisable as of December 31, 2014:

	Options Outstanding and Exercisable
	Shares	Weighted Average Remaining Life (years)	Weighted Average Exercise Price
Range of prices:
$13.00 - 14.99	327,471	3.1	$13.98
$15.00 - 15.99	215,674	4.1	15.30
$16.00 - 16.99	178,298	3.1	16.15
$17.00 - 19.99	164,316	2.1	18.61
$20.00 - 23.99	199,233	1.2	23.57
	1,084,992	3.0	$17.06

As of December 31, 2014, there was $0 of total unrecognized compensation cost related to nonvested stock options granted under the plans.

Restricted Stock – Restricted stock awards provide the grantee with the rights of a shareholder, including the right to receive dividends and to vote such shares, but not the right to sell or otherwise transfer the shares during the restriction period.  Restricted stock awards result in compensation expense which is equal to the fair market value of the stock on the date of the grant and is amortized ratably over the restriction period. The Company expects forfeitures of restricted stock to be de minimis.

The following table provides compensation costs for restricted stock:

	Years ended December 31,
	2014	2013	2012
Stock-based compensation within operations and maintenance expense	$691	$770	$1,737
Income tax benefit	287	320	720

The following table summarizes nonvested restricted stock transactions for the year ended December 31, 2014:

	Number of Shares	Weighted Average Fair Value
Nonvested shares at beginning of period	62,500	$17.70
Granted	14,000	25.19
Vested	(45,250)	20.02
Forfeited	-	-
Nonvested shares at end of period	31,250	$17.70

The following table summarizes the value of restricted stock awards:

	Years ended December 31,
	2014	2013	2012
Intrinsic value of restricted stock awards vested	$1,097	$2,236	$2,384
Fair value of restricted stock awards vested	906	1,560	1,971
Weighted average fair value of restricted stock awards granted	25.19	25.09	18.47

As of December 31, 2014,  there was $29 of unrecognized compensation costs related to nonvested restricted stock.  The aggregate intrinsic value of restricted stock as of December 31, 2014 was $834.   The aggregate intrinsic value of restricted stock is based on the number of nonvested shares of restricted stock and the market value of the Company’s common stock as of the period end date.